Insurance Liabilities - Universal life policies (Details) - Universal Life - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Account value	$ 3,514	$ 3,313
Net amount at risk	$ 69,335	$ 65,801
Average attained age of contract holders by product	53 years	53 years